COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES

NOTE 15. COMMITMENTS AND CONTINGENCIES

Legal Proceedings

From time to time the Company may be involved in various claims and legal actions arising in the ordinary course of our business. With respect to legal costs, we record such costs as incurred.

Note 16. COMMITMENTS AND CONTINGENCIES

Legal Proceedings

From time to time the Company may be involved in various claims and legal actions arising in the ordinary course of our business. In the opinion of management, such litigation will not have a material effects in the Company’s combined carve-out financial statements.

COVID-19 Management Update

The global outbreak of COVID-19 was declared a pandemic by the World Health Organization and a national emergency by the U.S. government in March 2020 and has negatively impacted the U.S. and global economies, disrupted global supply chains and, mandated closures and stay-at-home orders and created significant disruptions of the global financial markets. The Company adjusted certain aspects of the operations to protect their employees and customers while still meeting customers’ needs. While we have experienced many challenges, including but not limited to, product shortages, staffing difficulties, and evolving customer shopping behaviors, our focus remains on both offering our customers a high quality service experience and supporting our essential front-line team members. Though we have successfully managed these challenges to date, our operations and financial condition could still be negatively affected by the COVID-19 pandemic and future developments, which are highly uncertain and cannot be predicted.

Mother Earth's Storehouse, Inc. [Member]
COMMITMENTS AND CONTINGENCIES

NOTE 10 – SETTLEMENT

During the year ended December 31, 2020, the Company settled a litigation claim brought against it for $83,839, which was recorded as a settlement in general and administrative expenses.

Greens Natural Foods, Inc. [Member]
COMMITMENTS AND CONTINGENCIES

NOTE 8 – COMMITMENTS

The Company has an agreement with a food distributor that runs from November 24, 2021, to March 11, 2025, where 90% of the products sold at the New York Stores must be purchased from that distributor.

NOTE 10 – COMMITMENTS

The Company has an agreement with a food distributor that runs from November 24, 2021, to March 11, 2025, where 90% of the products sold at the New York Stores must be purchased from that distributor.